091-02007

For Internal Use Only
SEC File No. 91-

Submit 1 Original
And 9 Copies

RECEIVED

[redacted]235-0504
7/31/20xx
onse: 2.00

07070979

2007 SEP -3 AM 10:50

SEC / MR

U.S. SECURITIES AND EXCHANGE COMM.
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
American Stock Exchange LLC.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end management investment company.

3. Class of New Derivative Securities Product:
Index Fund Shares listed under Amex Rules 1000A *et seq.*

4. Name of Underlying Instrument:

Fund	**Underlying Index**
First Trust DJ STOXX Select Dividend 30 Index Fund	DJ STOXX Select Dividend 30 Index
First Trust FTSE EPRA/NAREIT Global Real Estate Fund	FTSE EPRA/NAREIT Global Real Estate Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based:
First Trust DJ STOXX Select Dividend 30 Index Fund - Broad Based
First Trust FTSE EPRA/NAREIT Global Real Estate Fund - Narrow Based

PROCESSED
OCT 03 2007
THOMSON FINANCIAL

6. Ticker Symbol(s) of New Derivative Product:

Fund	**Symbol**
First Trust DJ STOXX Select Dividend 30 Index Fund	FDD
First Trust FTSE EPRA/NAREIT Global Real Estate Fund	FFR

Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

The US component securities trade on either the Amex or Nasdaq Stock Markets. The non-US component stocks are listed on exchanges that have last sale reporting : ASX National, Athens, Cats, Copenhagen, Euronext Belgium, Euronext France, Euronext Netherlands, Helsinki, Hong Kong, Irish, Italy Continuous, London, Nzse National, Omx Exchanges, Osaka, Oslo, Singapore, Swiss Virt-X, Swx Swiss Exchange, Tokyo, Toronto, Vienna, Warsaw, and Xetra

8. Settlement Methodology of New Derivative Securities Product:
Regular-way trades on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit Size Aggregations, including creations and redemptions through the Continuous Net Settlement System of NSCC, are described in the prospectus.

9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Dennis J. Meekins

Title:	Vice President
Telephone Number:	(212) 306-1302
Manual Signature of Official Responsible for Form:	
Date:	August 31, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP - 3 2007

AMERICAN STOCK EXCHANGE
Equities Options ETFs

RECEIVED
2007 SEP -3 AM 10: 50
SEC / MR

American Stock Exchange
86 Trinity Place
New York, New York 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

August 31, 2007

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the following:

ETF	Symbol
First Trust DJ STOXX Select Dividend 30 Index Fund	FDD
First Trust FTSE EPRA/NAREIT Global Real Estate Fund	FFR

All listed pursuant to Amex Rules 1000A *et seq.*

Sincerely,

Bryan Fischer

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	SEP - 3 2007

END